Segment Data and Related Information - (Details) - Mafco Worldwide & Merisant $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) segment	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	4		4
Number of reportable segment | segment	1		1
Product revenues, net	$ 66.0	$ 70.3	$ 272.2	$ 291.0	$ 288.0
Income (loss) before income taxes	(31.6)	11.8	28.4	26.2	14.9
Mafco Worldwide
Segment Reporting Information [Line Items]
Product revenues, net	25.8	28.8	106.3	117.2	119.9
Income (loss) before income taxes	(23.9)	6.2	19.5	19.8	22.4
Merisant
Segment Reporting Information [Line Items]
Product revenues, net	40.2	41.5	165.9	173.8	168.1
Income (loss) before income taxes	$ (7.7)	$ 5.6	$ 8.9	$ 6.4	$ (7.5)